Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Directors' remuneration
Summary of directors' remuneration

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Salaries	4,490	2,367	2,384
Equity-settled share-based payments	8,158	2,214	1,550
	12,648	4,581	3,934

Detail of directors' remuneration
(a)	Independent non-executive directors

The fees paid or payable to independent non-executive directors of the Company during the year were as follows:

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2017
Lip-Bu Tan	91	128	219
William Tudor Brown	89	8	97
Carmen I-Hua Chang	70	40	110
Shang-Yi Chiang	47	250	297
Jason Jingsheng Cong	35	217	252
	332	643	975

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2016
Lip-Bu Tan	100	156	256
William Tudor Brown	85	24	109
Sean Maloney	72	23	95
Carmen I-Hua Chang	68	78	146
Shang-Yi Chiang	—	—	—
	325	281	606

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2015
Lip-Bu Tan	70	—	70
Frank Meng	28	6	34
William Tudor Brown	47	47	94
Sean Maloney	50	46	96
Carmen I-Hua Chang	42	149	191
	237	248	485

There were no other emoluments payable to the independent non-executive directors during the year (2016:  Nil and 2015:  Nil.)

(b)	Executive directors and non-executive director

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2017
Executive directors:
Zhou Zixue	765	311	1,076
Zhao Haijun*	726	1,514	2,240
Liang Mong Song*	65	—	65
Gao Yonggang	634	24	658
	2,190	1,849	4,039
Non-executive director:
Tzu-Yin Chiu**	1,783	5,321	7,104
Chen Shanzhi	75	128	203
Zhou Jie	—	—	—
Ren Kai	70	—	70
Lu Jun	—	—	—
Tong Guohua	40	217	257
Li Yonghua (Alternate to Chen Shanzhi)***	—	—	—
	1,968	5,666	7,634

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2016
Executive directors:
Zhou Zixue	527	655	1,182
Tzu-Yin Chiu**	920	1,038	1,958
Gao Yonggang	413	82	495
	1,860	1,775	3,635
Non-executive director:
Chen Shanzhi	80	136	216
Zhou Jie	—	—	—
Ren Kai	63	22	85
Lu Jun	39	—	39
Li Yonghua (Alternate to Chen Shanzhi)***	—	—	—
	182	158	340

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2015
Executive directors:
Zhou Zixue	225	873	1,098
Zhang Wenyi	578	32	610
Tzu-Yin Chiu**	918	130	1,048
Gao Yonggang	376	201	577
	2,097	1,236	3,333
Non-executive director:
Chen Shanzhi	50	—	50
Zhou Jie	—	—	—
Li Yonghua (Alternate to Chen Shanzhi)***	—	—	—
Ren Kai	—	66	66
	50	66	116

*      Zhao HaiJun and Liang Mong Song are also the Co-Chief Executive Officers of the Company.

**    Tzu-Yin Chiu resigned as Chief Executive Officer on May 10, 2017 and remains as non-executive director.

***   Li Yonghua resigned as alternate director of Chen Shanzhi with effect from February 24, 2017.